Related Parties - Additional Information (Detail) $ in Thousands, $ in Millions		6 Months Ended	12 Months Ended
	Sep. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2020 CAD ($) Carats	Dec. 31, 2020 USD ($) Carats	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2019 CAD ($)
Related party [Line Items]
Proportion of ownership interests held by non-controlling interests			49.00%	49.00%
Long-term deposits			$ 44,100						$ 23,300
Percentage of security deposit fee			3.00%
Total Decommissioning Fund			$ 55,000
Payment towards decommissioning fund			15,000
Not later than one year [member]
Related party [Line Items]
Commitments Period			$ 15,000					$ 10,000
Later Than Two Years [member]
Related party [Line Items]
Commitments Period							$ 10,000
Later Than Three Years [member]
Related party [Line Items]
Commitments Period						$ 10,000
Later than four years and not later than five years [member]
Related party [Line Items]
Commitments Period					$ 10,000
Gahcho Kue Diamond Mine [Member]
Related party [Line Items]
Proportion of ownership interests held by non-controlling interests			49.00%	49.00%
Commitments Period			$ 4,058
Gahcho Kue Diamond Mine [Member] | Not later than one year [member]
Related party [Line Items]
Commitments Period			4,058
Gahcho Kue Diamond Mine [Member] | Later than four years and not later than five years [member]
Related party [Line Items]
Commitments Period			$ 0
De Beers [member]
Related party [Line Items]
Percentage of security deposit fee			3.00%
De Beers [member] | Previously stated [member]
Related party [Line Items]
Percentage of security deposit fee			0.30%
Dunebridge [member]
Related party [Line Items]
Percenatge of profit share in future sales			10.00%
Dunebridge [member] | Dune Bridge Revolving Credit Facility [member]
Related party [Line Items]
Line of credit maximum borrowing capacity	$ 25.0
Borrowing interest rate	5.00%
Financing fees percentage	1.00%
Dunebridge [member] | Year One [member]
Related party [Line Items]
Fees amount as a percentage of revenue to related party			10.00%	10.00%
Dunebridge [member] | Year Two [member]
Related party [Line Items]
Fees amount as a percentage of revenue to related party			10.00%	10.00%
Dunebridge [member] | Year Three [member]
Related party [Line Items]
Fees amount as a percentage of revenue to related party			10.00%	10.00%
Dunebridge [member] | Run of Mine Diamonds [member]
Related party [Line Items]
Estimated amount of sales to related party		$ 50.0		$ 100.0
Estimated quantity of sales to related party | Carats			10.8	10.8
Revenue from transaction with related party				$ 49.4
Dunebridge [member] | Before Shareholders Approval [member] | Run of Mine Diamonds [member]
Related party [Line Items]
Estimated amount of sales to related party				50.0
Dunebridge [member] | After Shareholders Approval [member] | Run of Mine Diamonds [member]
Related party [Line Items]
Estimated amount of sales to related party				$ 100.0